Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Revenue	$ 92,375	$ 73,302	$ 98,939	$ 64,919	$ 43,833
Income from operations:
Income from operations	24,677	21,976	26,869	15,926	7,907
Depreciation and amortization:
Depreciation and amortization	4,380	3,009	4,264	3,483	2,907
Provision for income taxes:
Provision for income taxes	7,957	7,252	8,783	4,762	3,167
Capital expenditures:
Capital expenditures	14,435		19,003	7,069
Total assets:
Total assets	156,921		62,326	38,354
United States [Member]
Revenue:
Revenue	72,652	57,510	76,634	52,222	35,031
Income from operations:
Income from operations	22,396	20,089	24,553	16,553	9,105
Depreciation and amortization:
Depreciation and amortization	3,360	2,126	3,055	2,247	1,952
Provision for income taxes:
Provision for income taxes	7,420	6,612	8,071	4,304	2,901
Capital expenditures:
Capital expenditures	11,196		15,409	5,764
Total assets:
Total assets	139,438		47,710	29,551
Europe [Member]
Revenue:
Revenue	16,305	13,941	19,453	11,607	8,723
Income from operations:
Income from operations	4,706	3,672	4,931	2,250	1,145
Depreciation and amortization:
Depreciation and amortization	722	747	1,024	1,024	804
Provision for income taxes:
Provision for income taxes	537	640	712	449	266
Capital expenditures:
Capital expenditures	1,706		2,217	1,008
Total assets:
Total assets	12,089		10,719	7,351
Other [Member]
Revenue:
Revenue	3,418	1,851	2,852	1,090	79
Income from operations:
Income from operations	(2,425)	(1,785)	(2,615)	(2,877)	(2,343)
Depreciation and amortization:
Depreciation and amortization	298	136	185	212	151
Provision for income taxes:
Provision for income taxes				9
Capital expenditures:
Capital expenditures	1,533		1,377	297
Total assets:
Total assets	$ 5,394		$ 3,897	$ 1,452